Condensed Statement of Operations and Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative
Share based compensation expenses	$ 0	$ 382	$ 633
General and administrative | Parent Company
Share based compensation expenses	0	382	633
Selling and marketing
Share based compensation expenses	0	133	220
Selling and marketing | Parent Company
Share based compensation expenses	0	133	220
Research and development
Share based compensation expenses	0	238	393
Research and development | Parent Company
Share based compensation expenses	$ 0	$ 238	$ 393